Average Annual Total Returns (Invesco V.I. Leisure Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Apr. 30, 2002
1 Year	15.08%
5 Years	2.29%
Since Inception	3.84%
S&P Consumer Discretionary Index
Average Annual Total Returns
Label	S&P Consumer Discretionary Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Apr. 30, 2002
1 Year	27.66%
5 Years	4.32%
Since Inception	3.94%
Series II shares, Invesco V.I. Leisure Fund
Average Annual Total Returns
Label	Series II shares: Inception (04/30/04) [1]
Inception Date	Apr. 30, 2004
1 Year	21.70%
5 Years	2.40%
Since Inception	3.72%

[1]	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Series I shares is April 30, 2002.